Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	SECOND SIGHT MEDICAL PRODUCTS INC
Entity Central Index Key	0001266806
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Entity Filer Category	Accelerated Filer
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of each class of securities to be registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(5)
Units, each consisting of one share of common stock, no par value per share (“Common Stock”) and one warrant to purchase one share of common stock (“Units”)	$2.00	$20,067,120	$2,326
Non-transferable Rights to purchase Units(2)	–	–	–
Common Stock included as part of the Units	Included with Units above	Included with Units above	–
Warrants included as part of the Units(3)	Included with Units above	Included with Units above	–
Common Stock issuable upon exercise of the Warrants included in the Units(1)(4)	$2.00	$20,067,120	$2,326
Total		$40,134,240	$4,652

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933 (the “Act”). Each right entitles the holder to invest $0.47 for each share of Common Stock owned at 5:00 p.m., New York City Time, on [ ], 2017, the record date of the Rights Offering. The price per share will be determined on [ ], 2017 which is the expiration date of our offering period, and will equal the lesser of $2.00 or the closing price of our shares on the Expiration Date of this offering. See "The Rights Offering" below.
(2)	Non-transferable Rights to subscribe for Units are being issued without consideration. Pursuant to Rule 457(g) under the Act, no separate registration fee is required for the Rights because the Rights are being registered in the same registration statement as the common stock of the Registrant underlying the Rights.
(3)	Pursuant to Rule 457(g) of the Act, no separate registration fee is required for the Warrants because the Warrants are being registered in the same registration statement as the common stock of the Registrant issuable upon exercise of the Warrants.
(4)	In addition to the shares of Common Stock set forth in this table, pursuant to Rule 416 under the Act, this registration statement also registers such indeterminate number of shares of Common Stock as may become issuable upon exercise of the Warrants as the same may be adjusted as a result of their anti-dilution provisions.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.